NOTES PAYABLE (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Notes to Financial Statements
Principal balance	$ 12,250
Shares of common stock	12,250
Interest expense	$ 0	$ 54